DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Debt consists of the following:

	December 31, 2013	September 30, 2014
Bank line of credit	$23,500	$—
Notes to stockholders	22,270	—
Total debt	45,770	—
Less unamortized discounts	(2,620)	—
Debt, net of discounts	$43,150	$—

Debt consists of the following:

	December 31,
	2012	2013
Bank line of credit	$22,000	$23,500
Notes to stockholders:
2012 Notes	5,300	5,300
2013 Notes	—	16,970
Total notes to stockholders	5,300	22,270
Total debt	27,300	45,770
Less unamortized discounts	(632)	(2,620)
Debt, net of discounts	$26,668	$43,150

Schedule of Maturities of Long-term Debt	Future minimum principal payments of debt by year as of December 31, 2013 are as follows:

2014	$23,500
2015	—
2016	—
2017	—
2018	—
Thereafter	22,270

$45,770